Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTAI
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on or about May 9, 2025 (the “Effective Date”), the WisdomTree Artificial Intelligence & Innovation Index (the “Index”), the performance of which, before fees and expenses, the Fund seeks to track, will change the frequency with which it is reconstituted and/or rebalanced from semi-annually to quarterly.

Accordingly, on the Effective Date, the first sentence of the seventh paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Fund Summary section of the Prospectus will be deleted in its entirety and replaced with the sentence below.

The Index is reconstituted and rebalanced quarterly.

In addition, on the Effective Date, the second paragraph under the headings “INDEX DESCRIPTIONS -Index Screening/Rebalance Dates” in the Fund’s SAI will be deleted in its entirety and replaced with the paragraph below.

Megatrend Funds, except Cloud Computing Fund. The WisdomTree Battery Value Chain and Innovation Index, WisdomTree BioRevolution Index and WisdomTree Team8 Cybersecurity Index are rebalanced and/or reconstituted on a semi-annual basis. The WisdomTree Artificial Intelligence & Innovation Index is rebalanced and/or reconstituted on a quarterly basis. Except as otherwise indicated by an Index provider or relevant Index Committee, new securities are added to an Index only during a reconstitution of the Index.

*          *          *

The change to the Index’s reconstitution and/or rebalance frequency will not affect the Fund’s investment objective or the implementation of its principal investment strategies and is not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WTAI-0525